Share Based Compensation (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended	9 Months Ended
	Apr. 22, 2022	Mar. 22, 2021	Sep. 30, 2022	Sep. 30, 2021	Aug. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Payment Arrangement, Noncash Expense			$ 79,120	$ 165,815
Equity Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross	730,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested and Expected to Vest, Outstanding, Aggregate Intrinsic Value					$ 43,456
Stock Options [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options issued		2,000,000
Fair value of options granted		$ 190,202
Share-Based Payment Arrangement, Noncash Expense			$ 35,664	$ 135,815
Restricted Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Restricted stock units issued		300,000
Additional paid in capital		$ 30,000